SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,
	2017		2016
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	25,750,547	150,000,000	25,480,809

Schedule of Changes in Share Capital
	Number of shares	NIS par value
Outstanding at January 1, 2016	25,404,362	508,087

Exercise of options	76,447	1,529

Outstanding at December 31, 2016	25,480,809	509,616

Exercise of options	269,738	5,395

Outstanding at December 31, 2017	25,750,547	515,011